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                                                               [LOGO OF MetLife]

METLIFE INSURANCE COMPANY OF CONNECTICUT
1300 HALL BOULEVARD
BLOOMFIELD, CONNECTICUT   06002-2910

May 2, 2013

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Insurance Company of Connecticut
    MetLife of CT Separate Account Eleven for Variable Annuities
    File Nos. 333-152199/811-21262
    Vintage Annuity (A)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated April 29, 2013 to the Prospectus dated May 1, 2010 (as annually supplemented) and the Statement of Additional Information dated April 29, 2013, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 4 for the Account filed electronically with the Commission on April 4, 2013.

If you have any questions, please contact me at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company